Cover	Nov. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2026
Entity File Number	001-00100
Entity Registrant Name	THERAPEUTICSMD, INC.
Entity Central Index Key	0000025743
Entity Tax Identification Number	87-0233535
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	951 Yamato Road
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	961-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TXMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false